UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	Prudential Variable Contract Account 11

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Financial Statements of VCA-11

Schedule of Investments as of March 31, 2005 (Unaudited)

	Principal Amount	Value
Short Term - 99.3%
Investments
Certificates of Deposit - 7.0%
Barclays Bank PLC, 3.03% 6/30/2005	$3,000	$3,000,000
Canadian Imperial Bank of Commerce, 2.69% 7/12/2005	1,000	1,000,163
Royal Bank of Canada, 2.78%, Medium Term Note, 4/7/2006(b)	1,000	1,000,000

		5,000,163

Commercial Paper - 62.0%
ANZ (Delaware), Inc., 2.95% 6/3/2005	2,400	2,385,446
Allianz Finance Corp., 144A, 2.69% 5/4/2005	1,000	993,350
2.96% 6/7/2005	2,000	1,987,338
Amsterdam Funding Corp., 144A, 2.64% 4/6/2005	3,500	3,487,423
Bank of America Corp., 2.67% 5/4/2005	3,500	3,476,638
Bear Stearns & Co., Inc., 2.68% 5/2/2005	2,000	1,986,600
3.01% 6/21/2005	1,000	992,475
CBA (Delaware) Finance, 2.65% 6/17/2005	1,000	986,603
Ciesco LLC, 2.98% 6/13/2005	1,000	993,295
DNB NOR Bank ASA, 2.93% 5/31/2005	1,681	1,670,465
Edison Asset Sec. LLC, 2.78% 5/9/2005	1,000	995,367
3.16% 9/12/2005	1,000	984,112
Falcon Asset Security Corp., 144A, 2.60% 4/4/2005	1,415	1,409,482
Greenwich Capital Holdings, 2.73%, 11/14/2005	2,900	2,900,000
ING Funding LLC, 3.20% 8/29/2005	1,625	1,603,189
KFW International Finance, Inc., 144A, 2.83% 7/15/2005	2,150	2,120,930
Long Lane Master Trust, 144A, 2.82% 4/15/2005	1,045	1,043,035
MetLife Funding, Inc., 2.68% 5/5/2005	1,000	993,300
New Center Asset Trust, 2.80% 5/6/2005	1,500	1,493,467
Norddeutsche Landesbank Lux., 144A, 2.88% 5/10/2005	1,100	1,095,336
Prudential PLC, 144A, 2.63% 4/11/2005	3,000	2,986,850
Swedbank Foreningssparbanken, 2.66% 4/14/2005	1,247	1,241,932
Swiss Re Financial Products, 144A, 2.81% 7/13/2005	1,592	1,570,129
2.84% 5/23/2005	1,000	993,531
2.99% 6/22/2005	900	893,123
The Governor & Co. Bank of Ireland, 2.95% 6/3/2005	1,200	1,192,822
Westpac Cap Corp., 2.65% 4/18/2005	1,500	1,491,167

		43,967,405

Other Corporate Obligations - 21.2%
American Express Credit Corp., 2.83%, Medium Term Note, 4/5/2006(b)	1,000	1,000,000
Associates Corp., NA, 6.20%, 5/16/2005	1,000	1,004,262
Caterpillar Financial Services, 2.62%, Medium Term Note, 4/7/2006(b)	1,000	1,000,245
General Electric Capital Assurance Corp., 2.86%, 4/9/2006(b)	1,000	1,000,000
2.93%, 7/22/2005(b)	1,000	1,000,000
Goldman Sachs & Co., 3.16%, Medium Term Note, 4/12/2006(b)	1,000	1,000,652
Irish Life & Permanent PLC, 144A, 2.85%, Medium Term Note, 4/21/2006	2,000	1,999,752
Merill Lynch & Co., Inc., 2.92%, Medium Term Note, 4/11/2006(b)	1,000	1,000,000
Metropolitan Life Insurance, 2.77%, 10/3/2005(b)	2,000	2,000,000
Morgan Stanley, 2.71%, Medium Term Note, 4/3/2006(b)	2,000	2,000,000
National City Bank, 2.78%, 10/3/2005(b)	1,000	999,836
Pacific Life Insurance Co., 3.14%, 4/13/2006	1,000	1,000,000

		15,004,747

U.S. Government Agencies - 4.3%
Federal Home Loan Bank, Notes, Zero Coupon, Coupon Issue, 8/8/2005	575	568,472
Federal National Mortgage Association, 1.80%, Medium Term Note, 5/27/2005	2,500	2,500,000

		3,068,472

Repurchase Agreement (a) - 4.8%
Greenwich Capital Markets, 2.92%, dated 3/31/05, due 4/1/2005 in the amount of $3,432,278 (cost $3,432,000; the value of the collateral including accrued interest was $3,502,474. Repurchase agreements are collateralized by federal agency obligation.)	3,432	3,432,000

		3,432,000

Total Investments - 99.3% (Cost: $70,472,787)		70,472,787
Assets in Excess of Liabilities - 0.7%		461,507

Net Assets - 100%		70,934,294

144A	Security was purchased pursuant to Rule 144A under the Security Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

VARIABLE CONTRACT ANNUITY 11

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary of the Fund

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.